Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk

Our Board and senior management recognize the critical importance of maintaining the trust and confidence of our stockholders, business partners and employees. Our management, led by our Chief Executive Officer, Chief Operating Officer, and General Counsel, are actively involved in oversight of our risk management efforts, and cybersecurity represents an important component of the Company’s overall approach to enterprise risk management (“ERM”). Our cybersecurity processes and practices are integrated into the Company’s ERM efforts. In general, we seek to address cybersecurity risks through a cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats.

As one of the critical elements of our overall ERM approach, our cybersecurity efforts are focused on the following key areas:

●	Collaborative Approach: We have implemented and continue to develop a cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.

●	Technical Safeguards: We deploy technical safeguards that are designed to protect our information systems from cybersecurity threats, including multifactor authentication, firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.

We expect to leverage third-party service providers to conduct evaluations of our security controls, independent audits or consulting on best practices to address new challenges, including periodic reviews of cybersecurity threats and related controls, such as reviews of periodic penetration tests conducted by independent third parties. We have processes and continue to develop processes to manage the cybersecurity risks associated with our use of third-party service providers. This includes proactive monitoring of third party’s configurations, risk questionnaires for new technology vendors, and other processes to minimize risks associated with our third-party providers.

While we have experienced cybersecurity incidents in the past in the normal course of business and expect to continue to experience cybersecurity threats and incidents from time to time, to date, none have had a material adverse effect on our business, financial condition, results of operations or cash flows.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

Cybersecurity is an important part of our risk management processes and an area of focus for our Board and management. Our Board is responsible for the oversight of risks from cybersecurity threats and receives updates from management at least annually, including representatives from our IT, finance, and legal departments regarding matters of cybersecurity. These updates include existing and new cybersecurity risks, status on how management is addressing and/or mitigating those risks, cybersecurity and data privacy incidents (if any) and status on key information security initiatives. Our board members also engage in ad hoc conversations with management on cybersecurity-related news events and updates to our cybersecurity risk management and strategy programs.

Our day-to-day cybersecurity risk management and strategy processes are overseen by our management team including representatives from our IT, finance, and legal departments. Such individuals have prior work experience in various roles involving IT security, auditing, compliance, data protection, privacy, risk management, systems, and programming. These individuals are informed about and monitor the prevention, mitigation, detection, and remediation of cybersecurity incidents through their management of, and participation in, our cybersecurity risk management and strategy processes, and report to the audit committee on any appropriate items. For purposes of the prior section titled “Cyber Security Risk” And this section titled “Cybersecurity Governance,” a “cybersecurity incident” means an unauthorized occurrence, or a series of related unauthorized occurrences, on or conducted through our information systems that jeopardizes the confidentiality, integrity, or availability of our information systems or any information residing therein.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	our risk management processes and an area of focus for our Board and management. Our Board is responsible for the oversight of risks from cybersecurity threats and receives updates from management at least annually, including representatives from our IT, finance, and legal departments regarding matters of cybersecurity.